                          -  BT INSTITUTIONAL FUNDS  -









                       ----------------------------------



                                  INSTITUTIONAL
                               LIQUID ASSETS FUND




                       ----------------------------------










                               SEMI-ANNUAL REPORT
                       ----------------------------------
                                    JUNE-1997

--------------------------------------------------------------------------------
INSTITUTIONAL LIQUID ASSETS FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

     LETTER TO SHAREHOLDERS. . . . . . . . . . . . . . . . . . . . . . . .3

     INSTITUTIONAL LIQUID ASSETS FUND
        Statement of Assets and Liabilities. . . . . . . . . . . . . . . .4
        Statement of Operations. . . . . . . . . . . . . . . . . . . . . .4
        Statement of Changes in Net Assets . . . . . . . . . . . . . . . .5
        Financial Highlights . . . . . . . . . . . . . . . . . . . . . . .5
        Notes to Financial Statements. . . . . . . . . . . . . . . . . . .6

     LIQUID ASSETS PORTFOLIO
        Schedule of Portfolio Investments. . . . . . . . . . . . . . . . .7
        Statement of Assets and Liabilities. . . . . . . . . . . . . . . 10
        Statement of Operations. . . . . . . . . . . . . . . . . . . . . 10
        Statement of Changes in Net Assets . . . . . . . . . . . . . . . 11
        Financial Highlights . . . . . . . . . . . . . . . . . . . . . . 11
        Notes to Financial Statements. . . . . . . . . . . . . . . . . . 12

--------------------------------------------------------------------------------
INSTITUTIONAL LIQUID ASSETS FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Similar to the environment of the preceding nine months or so, the money markets were dominated virtually throughout the six months ended June 30, 1997 by ongoing concerns about inflation pressures, an overly strong economy, and an official move in interest rates by the Federal Reserve Board. The difference was that during this period, there actually was action by the Federal Reserve Board.

By staying disciplined to the purchase of high quality instruments and actively adjusting duration and sector allocation as market conditions changed, the managers of the Institutional Liquid Assets Fund (the "Fund") were able to produce competitive yields. In fact, the Fund's annualized 7-day effective yield of 5.71% as of June 30, 1997 was higher than the 5.49% yield of the IBC First Tier-Institutional Only Money Funds average.* The 7-day current yield was 5.56% as of June 30, 1997.

MARKET ACTIVITY

This semi-annual period was much more volatile in comparison to the previous period. On March 25, 1997, the Federal Reserve Board increased the fed funds
rate from 5.25% to 5.50%-the first increase in over two years.   Economic
strength, as evidenced by first quarter GDP growth of 5.80%, strong consumer spending and home-building, and increased manufacturing inventories, prompted the official and widely expected move. Interestingly, this above-trend economic growth did not result in a rise in the reported inflation rate.

                -------------------------------------------------------
                                       OBJECTIVE
                Seeks high level of current income to the extent
                consistent with liquidity and preservation of capital.
                -------------------------------------------------------

This low inflationary pressure, along with signs that the economy was slowing in the second quarter, was likely the major reason the Federal Reserve Board chose not to raise interest rates again when it met on May 20th, surprising many industry analysts and investors who had anticipated that they would.

The period following this meeting was quiet, punctuated by continuous growth, high consumer confidence, and a strong equity market. While nonfarm payroll gains were weak, unemployment stayed low and inflation remained scarce. GDP growth for the second quarter was only 1.75%. This type of economic activity, together with the absence of an official move in interest rates, led to very little price volatility on the money market curve in June.

INVESTMENT REVIEW

After lengthening the Fund's average maturity in the second half of 1996, we moved to a somewhat defensive, shorter-than-benchmark position throughout the first quarter of 1997, in anticipation of the late March rate hike. Once the Federal Reserve Board raised rates and economic growth waned, we moved to a more neutral stance in the portfolio. We did not extend the portfolio's maturity, because we saw no value in the flat yield curve. This strategy, along with strong sector allocation, proved to be quite effective in adding value to the Fund through the semi-annual period.

                -------------------------------------------------------
                                 INVESTMENT INSTRUMENTS
                Bank obligations, commercial paper, U.S. treasury
                obligations and repurchase agreements.
                -------------------------------------------------------

MANAGER OUTLOOK

We expect to stay in a slightly defensive position for the near term for several reasons. First, we view the money market curve as very expensive right now. We believe the money markets have essentially priced out any possibility of higher interest rates over the next year. In addition, with continued low unemployment, record high consumer confidence, the wealth effect of the equity markets, and a much lower interest rate structure than existed earlier this year, we feel that the risks are still asymmetric for a resumption in economic growth for the second half of the year.

                    DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                        BY ASSET TYPE AS OF JUNE 30, 1997
                     (PERCENTAGES ARE BASED ON MARKET VALUE)

                                    [CHART]

                      Euro Certificates of Deposit       9%
                      Floating Rate Notes               13%
                      Yankee Certificates of Deposit    18%
                      Certificates of Deposit            2%
                      Commercial Paper                  29%
                      Euro Time Deposits                29%

In short, current data supports the notion that the Federal Reserve Board is on hold and that the economy is enjoying the best of all possible worlds. However, while we are currently in a period of "fixed income nirvana," the future risks for the acceleration of economic activity and for ultimately higher short-term yields seems evident.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

                -------------------------------------------------------
                                STATUS AT JUNE 30, 1997
                           Seven day effective yield:  5.71%
                              Average maturity:  36 days
                             Net Assets:  $2,485 million
                -------------------------------------------------------

As always, we appreciate your ongoing support of the BT Institutional Liquid Assets Fund, and we look forward to continuing to serve your investment needs for many years ahead.

                                /s/ Darlene Rasel

                                  Darlene Rasel
                            Portfolio Manager of the
                             LIQUID ASSETS PORTFOLIO
                                  June 30, 1997

-------------------
* Past performance is not indicative of future results. Yields will vary. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will do so. SHARES OF THE FUND ARE NOT DEPOSITS OF, OR GUARANTEED BY BANKERS TRUST COMPANY, AND THE SHARES ARE NOT FEDERALLY-INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

--------------------------------------------------------------------------------
INSTITUTIONAL LIQUID ASSETS FUND

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investment in Liquid Assets Portfolio, at Value . . . . . .  $ 2,495,200,869
   Deferred Organizational Expenses. . . . . . . . . . . . . .            6,887
   Prepaid Expenses. . . . . . . . . . . . . . . . . . . . . .           12,953
                                                                ---------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . .    2,495,220,709
                                                                ---------------
LIABILITIES
   Due to Bankers Trust. . . . . . . . . . . . . . . . . . . .           81,591
   Dividends Payable . . . . . . . . . . . . . . . . . . . . .       10,047,053
   Accrued Expenses and Other. . . . . . . . . . . . . . . . .           40,979
                                                                ---------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . .       10,169,623
                                                                ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 2,485,051,086
                                                                ---------------
                                                                ---------------

SHARES OUTSTANDING ($0.001 par value per share,
 unlimited number of shares of beneficial interest
 authorized) . . . . . . . . . . . . . . . . . . . . . . . . .    2,484,997,630
                                                                ---------------
                                                                ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE (net assets divided by shares outstanding). . . . .  $          1.00
                                                                ---------------
                                                                ---------------
COMPOSITION OF NET ASSETS
   Paid-in Capital . . . . . . . . . . . . . . . . . . . . . .  $ 2,484,997,606
   Undistributed Net Realized Gain from
    Investment Transactions. . . . . . . . . . . . . . . . . .           53,480
                                                                ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 2,485,051,086
                                                                ---------------
                                                                ---------------


--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income Allocated from Liquid Assets Portfolio, net. . . . .  $    59,575,328
                                                                ---------------
EXPENSES
   Administration and Services Fees. . . . . . . . . . . . . .          546,185
   Printing and Shareholder Reports. . . . . . . . . . . . . .            7,273
   Registration Fees . . . . . . . . . . . . . . . . . . . . .            8,557
   Professional Fees . . . . . . . . . . . . . . . . . . . . .            4,533
   Trustees Fees . . . . . . . . . . . . . . . . . . . . . . .            3,630
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . .           15,147
                                                                ---------------
   Total Expenses. . . . . . . . . . . . . . . . . . . . . . .          585,325
   Less:  Expenses Absorbed by Bankers Trust . . . . . . . . .          (39,140)
                                                                ---------------
     Net Expenses. . . . . . . . . . . . . . . . . . . . . . .          546,185
                                                                ---------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . .       59,029,143
                                                                ---------------
NET REALIZED LOSS FROM INVESTMENT TRANSACTIONS . . . . . . . .           (4,907)
                                                                ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . .  $    59,024,236
                                                                ---------------
                                                                ---------------


                   See Notes to Financial Statements on Page 6

--------------------------------------------------------------------------------
INSTITUTIONAL LIQUID ASSETS FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                                    FOR THE             FOR THE
                                                                                               SIX MONTHS ENDED       YEAR ENDED
                                                                                                JUNE 30, 1997+    DECEMBER 31, 1996
                                                                                               ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    59,029,143    $     98,808,817
   Net Realized Gain (Loss) from Investment Transactions . . . . . . . . . . . . . . . . .              (4,907)             41,704
                                                                                               ---------------    ----------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . . . . .          59,024,236          98,850,521
                                                                                               ---------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (59,029,143)        (98,808,817)
                                                                                               ---------------    ----------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (at net asset value of $1.00 per share)
   Proceeds from Sales of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,684,151,914       4,756,221,475
   Cost of Shares Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (2,142,119,563)     (4,290,640,665)
                                                                                               ---------------    ----------------
Net Increase from Capital Transactions in Shares of Beneficial Interest. . . . . . . . . .         542,032,351         465,580,810
                                                                                               ---------------    ----------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         542,027,444         465,622,514
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,943,023,642       1,477,401,128
                                                                                               ---------------    ----------------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 2,485,051,086    $  1,943,023,642
                                                                                               ---------------    ----------------
                                                                                               ---------------    ----------------




--------------------------------------------------------------------------------
INSTITUTIONAL LIQUID ASSETS FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the Institutional Liquid Assets Fund.


                                                                                                                   FOR THE PERIOD
                                                                                                                  DECEMBER 11, 1995
                                                                                 FOR THE              FOR THE      (COMMENCEMENT OF
                                                                             SIX MONTHS ENDED       YEAR ENDED      OPERATIONS) TO
                                                                              JUNE 30, 1997+    DECEMBER 31, 1996  DECEMBER 31, 1995
                                                                            ------------------  -----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . .         $      1.00         $      1.00        $      1.00
                                                                               -----------         -----------        -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . . . . . . . .                0.03                0.05               0.00++
   Net Realized Gain from Investment Transactions. . . . . . . . . . .                0.00++              0.00++             0.00++
                                                                               -----------         -----------        -----------
Total from Investment Operations . . . . . . . . . . . . . . . . . . .                0.03                0.05               0.00++
                                                                               -----------         -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . . . . . . . . . .               (0.03)              (0.05)             (0.00)++
                                                                               -----------         -----------        -----------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . .         $      1.00         $      1.00        $      1.00
                                                                               -----------         -----------        -----------
                                                                               -----------         -----------        -----------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . . . . . . .                2.71%               5.45%              5.88%*
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted). . . . . . . . . . . . . .         $ 2,485,051         $ 1,943,024        $ 1,477,401
   Ratios to Average Net Assets:
     Net Investment Income . . . . . . . . . . . . . . . . . . . . . .                5.40%*              5.32%              5.50%*
     Expenses, Including Expenses of the Liquid Assets Portfolio . . .                0.16%*              0.04%              0.01%*
     Decrease Reflected in Above Expense Ratio Due to Absorption
      of Expenses by Bankers Trust . . . . . . . . . . . . . . . . . .                0.09%*              0.22%              0.97%*


-------------------
+    Unaudited
++   Less than $0.01 per share
*    Annualized


                   See Notes to Financial Statements on Page 6

--------------------------------------------------------------------------------
INSTITUTIONAL LIQUID ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION

BT Institutional Funds ("the Trust") is registered under the Investment Company Act of 1940 ("the Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Liquid Assets Fund (the "Fund") is one of the institutional funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on December 11, 1995. The Fund invests substantially all of its assets in the Liquid Assets Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 1997, the Fund's investment was 99.99% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B.  INVESTMENT INCOME

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. ORGANIZATIONAL EXPENSES

Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five year period.

D.  DIVIDENDS

It is the Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date, which is the same as the declaration date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

E.  FEDERAL INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required.

F.  OTHER

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Fund's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $546,185.

Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood Services, Inc. ("Edgewood") may seek reimbursement at an annual rate not exceeding 0.10 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six months ended June 30, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.05 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
0.16 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six months ended June 30, 1997, expenses of the Fund have been reduced by $39,140.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustees of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

--------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 Principal
   Amount                    Description                             Value
-----------                  -----------                        ---------------
                CERTIFICATE OF DEPOSIT - 1.88%
 47,000,000     Bank of America,
                 5.69%, 8/01/97
                 (Amortized Cost $46,999,601). . . . . . . . .  $    46,999,601
                                                                ---------------
                COMMERCIAL PAPER - 28.28%*
                ABN Amro,
  3,000,000      5.685%, 10/15/97. . . . . . . . . . . . . . .        2,949,783
  5,304,000      5.73%, 10/15/97 . . . . . . . . . . . . . . .        5,214,513

 20,000,000     Abbey National Bank,
                 5.40%, 7/11/97. . . . . . . . . . . . . . . .       19,970,000

                Asset Securitization Cooperative Corp.,
  10,000,000     5.65%, 8/05/97. . . . . . . . . . . . . . . .        9,945,069
  25,000,000     5.61%, 9/08/97. . . . . . . . . . . . . . . .       24,731,188

                BTR Dunlop Finance, Inc.,
 11,000,000      5.68%, 11/18/97 . . . . . . . . . . . . . . .       10,757,022
 14,000,000      5.67%, 11/18/97 . . . . . . . . . . . . . . .       13,691,300

                Berliner Handels Frankfurt,
 25,000,000      5.63%, 10/06/97 . . . . . . . . . . . . . . .       24,620,757
 10,000,000      5.70%, 12/01/97 . . . . . . . . . . . . . . .        9,757,750

  6,000,000     C.S. First Boston,
                 5.63%, 8/05/97. . . . . . . . . . . . . . . .        5,967,158

                Caterpillar Financial Services,
  2,000,000      5.705%, 11/14/97. . . . . . . . . . . . . . .        1,956,896
 15,000,000      5.71%, 11/14/97 . . . . . . . . . . . . . . .       14,676,433

  2,000,000     Credit Suisse,
                 5.65%, 8/05/97. . . . . . . . . . . . . . . .        1,989,014

                Daimler Benz North American,
 11,300,000      5.28%, 7/28/97. . . . . . . . . . . . . . . .       11,255,252
 14,000,000      5.73%, 9/08/97. . . . . . . . . . . . . . . .       13,846,245

 17,000,000     Delaware Funding Corp.,
                 5.65%, 7/25/97. . . . . . . . . . . . . . . .       16,935,967

 19,000,000     Elf Aquitaine Financial Services,
                 5.80%, 10/27/97 . . . . . . . . . . . . . . .       18,638,789

                General Electric Capital Corporation,
 25,000,000      5.42%, 7/14/97. . . . . . . . . . . . . . . .       24,951,069
  5,000,000      5.65%, 7/28/97. . . . . . . . . . . . . . . .        4,978,813
 10,000,000      5.50%, 8/07/97. . . . . . . . . . . . . . . .        9,942,958

 19,000,000     Generale Bank,
                 5.57%, 9/16/97. . . . . . . . . . . . . . . .       18,773,641

                Glaxo Wellcome,
 10,000,000      5.59%, 9/11/97. . . . . . . . . . . . . . . .        9,888,200
 15,000,000      5.56%, 9/19/97. . . . . . . . . . . . . . . .       14,814,667

                Goldman Sachs,
 20,000,000      5.56%, 7/28/97. . . . . . . . . . . . . . . .       19,916,600
 50,000,000      5.62%, 9/02/97. . . . . . . . . . . . . . . .       49,508,250

  5,000,000     Hitachi America Ltd.,
                 5.33%, 7/16/97. . . . . . . . . . . . . . . .  $      4,988,896

 24,000,000     International Nederlanden Funding,
                 5.54%, 7/14/97. . . . . . . . . . . . . . . .        23,951,987

                Kingdom of Sweden,
 17,000,000      5.345%, 8/18/97 . . . . . . . . . . . . . . .       16,878,847
  1,000,000      5.625%, 8/18/97 . . . . . . . . . . . . . . .          992,500

  4,000,000     MCI Communications Corporation,
                 5.645%, 9/08/97 . . . . . . . . . . . . . . .        3,956,722

                Merrill Lynch & Co.,
  5,000,000      5.58%, 7/09/97. . . . . . . . . . . . . . . .        4,993,800
 12,000,000      5.65%, 7/21/97. . . . . . . . . . . . . . . .       11,962,333
 15,000,000      5.60%, 8/19/97. . . . . . . . . . . . . . . .       14,885,667
 40,000,000      5.72%, 11/19/97 . . . . . . . . . . . . . . .       39,103,867

 15,000,000     Morgan Stanley Group, Inc.,
                 5.58%, 7/21/97. . . . . . . . . . . . . . . .       14,953,500

                New South Wales Treasury,
 25,000,000      5.61%, 8/11/97. . . . . . . . . . . . . . . .       24,840,271
  4,000,000      5.625%, 8/11/97 . . . . . . . . . . . . . . .        3,974,375

                NYNEX Corp.,
 24,000,000      5.53%, 7/14/97. . . . . . . . . . . . . . . .       23,952,073
 25,000,000      5.535%, 7/28/97 . . . . . . . . . . . . . . .       24,896,219

 25,000,000     Pepsico, Inc.,
                 6.00%, 7/01/97. . . . . . . . . . . . . . . .       25,000,000

                Receivables Capital Corporation,
  8,000,000      5.565%, 7/02/97 . . . . . . . . . . . . . . .        7,998,763
 15,000,000      5.57%, 8/13/97. . . . . . . . . . . . . . . .       14,900,204

                Repsol International,
 10,000,000      5.555%, 7/15/97 . . . . . . . . . . . . . . .        9,978,397
 15,000,000      5.63%, 7/29/97. . . . . . . . . . . . . . . .       14,934,317
 12,000,000      5.75%, 10/27/97 . . . . . . . . . . . . . . .       11,773,833

 25,000,000     Socal Edison Co.,
                 5.63%, 7/11/97. . . . . . . . . . . . . . . .       24,960,903

 22,000,000     Warner Lambert Co.,
                 5.52%, 7/11/97. . . . . . . . . . . . . . . .       21,966,267
                                                                ---------------

TOTAL COMMERCIAL PAPER (Amortized Cost $705,521,075) . . . . .      705,521,075
                                                                ---------------

                COMMERCIAL PAPER (INTEREST BEARING) - 0.48%
 12,000,000     General Electric Co.,
                 6.15%, 7/01/97
                 (Amortized Cost $12,000,000). . . . . . . . .       12,000,000
                                                                ---------------
                EURODOLLAR CERTIFICATES OF DEPOSIT - 8.38%
                Abbey National Bank,
 20,000,000      5.71%, 8/14/97. . . . . . . . . . . . . . . .       20,000,241
 16,000,000      5.43%, 8/25/97. . . . . . . . . . . . . . . .       15,999,481
 10,000,000      5.65%, 9/25/97. . . . . . . . . . . . . . . .       10,000,000



                  See Notes to Financial Statements on Page 12

--------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 Principal
   Amount                    Description                             Value
-----------                  -----------                        ---------------
 22,000,000     Australia and New Zealand Bank,
                 5.67%, 9/30/97. . . . . . . . . . . . . . . .  $    22,000,548

 15,000,000     Banco Bilbao Vizcaya,
                 5.74%, 7/21/97. . . . . . . . . . . . . . . .       15,000,082

  9,000,000     Banco Santander,
                 5.57%, 7/14/97. . . . . . . . . . . . . . . .        9,000,032

 20,000,000     Bank of Tokyo-Mitsubishi,
                 5.66%, 7/09/97. . . . . . . . . . . . . . . .       20,000,044

                Bayerische Hypotheka,
 15,000,000      5.60%, 8/26/97. . . . . . . . . . . . . . . .       14,998,994
  3,000,000      5.76%, 2/09/98. . . . . . . . . . . . . . . .        3,000,783

 10,000,000     Commerz Bank,
                 5.80%, 9/17/97. . . . . . . . . . . . . . . .       10,000,806

 25,000,000     Credit Agricole,
                 5.79%, 12/16/97 . . . . . . . . . . . . . . .       25,002,267

  1,000,000     Credit Suisse,
                 5.62%, 9/18/97. . . . . . . . . . . . . . . .          999,585

 10,000,000     Rabobank,
                 5.52%, 9/19/97. . . . . . . . . . . . . . . .       10,000,665

 33,000,000     Toronto Dominion Bank,
                 5.71%, 9/25/97. . . . . . . . . . . . . . . .       33,000,000
                                                                ---------------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
  (Amortized Cost $209,003,528). . . . . . . . . . . . . . . .      209,003,528
                                                                ---------------

                EURODOLLAR TIME DEPOSITS - 28.61%
 30,000,000     ABN Amro,
                 5.75%, 7/07/97. . . . . . . . . . . . . . . .       30,000,000

 30,000,000     Abbey National Bank,
                 5.73%, 7/07/97. . . . . . . . . . . . . . . .       30,000,000

 50,000,000     Bank of Nova Scotia,
                 6.187%, 7/02/97 . . . . . . . . . . . . . . .       50,000,000

 25,000,000     Banque Bruxelles,
                 5.75%, 7/08/97. . . . . . . . . . . . . . . .       25,000,000

 10,000,000     Bayerische Landesbank,
                 5.55%, 9/03/97. . . . . . . . . . . . . . . .       10,000,000

 40,000,000     Credit Agricole,
                 5.72%, 7/10/97. . . . . . . . . . . . . . . .       40,000,000

 40,000,000     Nordeutsche,
                 5.73%, 8/13/97. . . . . . . . . . . . . . . .       40,000,000

 13,855,994     Norwest Corp.,
                 6.50%, 7/01/97. . . . . . . . . . . . . . . .       13,855,994

100,000,000     Suntrust Bank,
                 6.25%, 7/01/97. . . . . . . . . . . . . . . .      100,000,000

100,000,000     Swiss Bank,
                 6.25%, 7/01/97. . . . . . . . . . . . . . . .  $   100,000,000

 75,000,000     Toronto Dominion,
                 6.19%, 7/01/97. . . . . . . . . . . . . . . .       75,000,000

100,000,000     UBS,
                 6.25%, 7/01/97. . . . . . . . . . . . . . . .      100,000,000

100,000,000     West Deutsche Landesbank,
                 6.38%, 7/01/97. . . . . . . . . . . . . . . .      100,000,000
                                                                ---------------

TOTAL EURODOLLAR TIME DEPOSITS
(Amortized Cost $713,855,994). . . . . . . . . . . . . . . . .      713,855,994
                                                                ---------------
                FLOATING RATE NOTES - 13.22%
                American Express Centurion Bank,
                Variable Rate Monthly,
  10,000,000     5.658%, 10/28/97  . . . . . . . . . . . . . .       10,000,000
  10,000,000     5.658%, 11/18/97. . . . . . . . . . . . . . .       10,000,000
  20,000,000     5.658%, 3/06/98 . . . . . . . . . . . . . . .       20,000,000
  10,000,000     5.658%, 5/12/98 . . . . . . . . . . . . . . .       10,000,000

                Avco Financial Services Inc.,
 20,000,000     Variable Rate Quarterly,
                 5.773%, 11/17/97. . . . . . . . . . . . . . .       19,999,243

                Bear Stearns Co.,
                Variable Rate Monthly,
  15,000,000     5.718%, 8/18/97 . . . . . . . . . . . . . . .       15,000,000
   1,000,000     5.674%, 2/17/98 . . . . . . . . . . . . . . .        1,000,519
   8,000,000     5.838%, 4/28/98 . . . . . . . . . . . . . . .        8,010,338

                Beneficial Corporation,
                Variable Rate Quarterly,
   4,000,000     5.853%, 8/05/97 . . . . . . . . . . . . . . .        4,000,251
   1,000,000     5.587%, 8/05/97 . . . . . . . . . . . . . . .          999,915

                Berliner Handels Frankfurt,
 30,000,000     Variable Rate Monthly,
                 5.67%, 6/26/98. . . . . . . . . . . . . . . .       29,982,838

                Corestates Bank,
 20,000,000     Variable Rate Monthly,
                 5.648%, 2/02/98 . . . . . . . . . . . . . . .       20,000,000

                General Electric Capital Corporation,
                Variable Rate Quarterly,
  30,000,000     5.75%, 7/08/97. . . . . . . . . . . . . . . .       30,000,000
  10,000,000     5.746%, 1/05/98 . . . . . . . . . . . . . . .       10,000,000
  15,000,000     5.782%, 1/23/98 . . . . . . . . . . . . . . .       15,000,000

                Merrill Lynch & Co.,
 25,000,000     Variable Rate Quarterly,
                 5.743%, 2/06/98 . . . . . . . . . . . . . . .       24,997,065

                Mellon Bank,
 15,000,000     Variable Rate,
                 5.753%, 6/16/98 . . . . . . . . . . . . . . .       15,000,000


                  See Notes to Financial Statements on Page 12

--------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 Principal
   Amount                    Description                             Value
-----------                  -----------                        ---------------
                Morgan Stanley,
 20,000,000     Variable Rate Monthly,
                 5.648%, 1/30/98 . . . . . . . . . . . . . . .  $    20,000,000

 20,000,000     Variable Rate Quarterly,
                 5.763%, 5/18/98 . . . . . . . . . . . . . . .       20,000,000

                National City Cleveland,
 10,000,000     Variable Rate Monthly,
                 5.578%, 2/18/98 . . . . . . . . . . . . . . .        9,995,394

                PNC Bank Corp,
                Variable Rate Monthly,
  15,000,000     5.588%, 5/27/98 . . . . . . . . . . . . . . .       14,992,085
  20,000,000     5.578%, 6/16/98 . . . . . . . . . . . . . . .       19,986,976

                SLMA,
  1,000,000     Variable Rate,
                 5.47%, 8/20/97. . . . . . . . . . . . . . . .          999,662
                                                                ---------------

TOTAL FLOATING RATE NOTES (Amortized Cost $329,964,286). . . .      329,964,286
                                                                ---------------
                YANKEE CERTIFICATES OF DEPOSIT - 17.51%
 15,000,000     Australia and New Zealand Bank,
                 5.41%, 7/28/97. . . . . . . . . . . . . . . .       15,000,110

  3,000,000     Bank of America,
                 5.70%, 8/01/97. . . . . . . . . . . . . . . .        2,999,955

 25,000,000     Bank of Montreal,
                 5.57%, 7/07/97. . . . . . . . . . . . . . . .       25,000,000

                Banque National de Paris,
 10,000,000      5.72%, 7/10/97. . . . . . . . . . . . . . . .       10,000,025
 25,000,000      5.51%, 8/04/97. . . . . . . . . . . . . . . .       24,999,533
 20,000,000      5.73%, 8/14/97. . . . . . . . . . . . . . . .       20,000,460

 15,000,000     Bank of Tokyo-Mitsubishi,
                 5.750%, 9/17/97 . . . . . . . . . . . . . . .       14,999,971

 20,000,000     Canadian Imperial Bank of Commerce,
                 5.68%, 8/21/97. . . . . . . . . . . . . . . .       20,000,000

  3,000,000     Commerz Bank,
                 5.665%, 9/18/97 . . . . . . . . . . . . . . .        2,998,981

                Industrial Bank of Japan,
 13,000,000      5.67%, 7/11/97. . . . . . . . . . . . . . . .  $    13,000,017
 25,000,000      5.70%, 7/23/97. . . . . . . . . . . . . . . .       25,000,000

 18,000,000     National Westminster Bank,
                 5.68%, 3/02/98. . . . . . . . . . . . . . . .       17,990,781

 20,000,000     Nordeutsche Landesbank,
                 5.57%, 7/21/97. . . . . . . . . . . . . . . .       20,000,221

 10,000,000     Rabobank,
                 5.78%, 12/08/97 . . . . . . . . . . . . . . .       10,001,017

                Sanwa Bank,
 10,000,000      5.68%, 7/02/97. . . . . . . . . . . . . . . .       10,000,005
 50,000,000      5.68%, 7/10/97. . . . . . . . . . . . . . . .       50,000,124
 15,000,000      5.69%, 7/10/97. . . . . . . . . . . . . . . .       15,000,071

                Societe Generale,
 66,000,000      5.47%, 7/11/97. . . . . . . . . . . . . . . .       66,000,484
 15,000,000      6.00%, 7/28/97. . . . . . . . . . . . . . . .       15,002,375
  1,000,000      5.84%, 10/06/97 . . . . . . . . . . . . . . .          999,497
 17,000,000      5.90%, 11/06/97 . . . . . . . . . . . . . . .       17,000,000

  9,000,000     Sumitomo Bank,
                 5.71%, 7/03/97. . . . . . . . . . . . . . . .        9,000,014

 22,000,000     Swiss Bank,
                 5.49%, 7/10/97. . . . . . . . . . . . . . . .       21,999,907

 10,000,000     West Deutsche Landesbank,
                 5.75%, 8/20/97. . . . . . . . . . . . . . . .       10,000,000
                                                                ---------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
 (Amortized Cost $436,993,548) . . . . . . . . . . . . . . . .      436,993,548
                                                                ---------------
TOTAL INVESTMENTS
 (Amortized Cost $2,454,338,032) . . . . . .            98.36%    2,454,338,032
Other Assets Less Liabilities. . . . . . . .             1.64%       40,862,997
                                                       -------  ---------------
Net Assets . . . . . . . . . . . . . . . . .           100.00%  $ 2,495,201,029
                                                       -------  ---------------
                                                       -------  ---------------
-------------------
*Interest rate represents discount rate at time of purchase.


                  See Notes to Financial Statements on Page 12

--------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments, at Value . . . . . . . . . . . . . . . . . . .  $ 2,454,338,032
   Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . .       29,815,823
   Interest Receivable . . . . . . . . . . . . . . . . . . . .       11,250,399
   Prepaid Expenses. . . . . . . . . . . . . . . . . . . . . .            3,621
                                                                ---------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . .    2,495,407,875
                                                                ---------------
LIABILITIES
   Due to Bankers Trust. . . . . . . . . . . . . . . . . . . .          196,218
   Accrued Expenses and Other. . . . . . . . . . . . . . . . .           10,628
                                                                ---------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . .          206,846
                                                                ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 2,495,201,029
                                                                ---------------
                                                                ---------------
COMPOSITION OF NET ASSETS
   Paid-in Capital . . . . . . . . . . . . . . . . . . . . . .  $ 2,495,201,029
                                                                ---------------
                                                                ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 2,495,201,029
                                                                ---------------
                                                                ---------------


--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . .  $    60,780,056
                                                                ---------------
EXPENSES
   Advisory Fees . . . . . . . . . . . . . . . . . . . . . . .        1,642,807
   Administration and Services Fees. . . . . . . . . . . . . .          547,602
   Professional Fees . . . . . . . . . . . . . . . . . . . . .           12,405
   Trustees Fees . . . . . . . . . . . . . . . . . . . . . . .            1,026
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . .            4,167
                                                                ---------------
   Total Expenses. . . . . . . . . . . . . . . . . . . . . . .        2,208,007
   Less:  Expenses Absorbed by Bankers Trust . . . . . . . . .       (1,003,282)
                                                                ---------------
      Net Expenses . . . . . . . . . . . . . . . . . . . . . .        1,204,725
                                                                ---------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . .       59,575,331
                                                                ---------------
NET REALIZED LOSS FROM INVESTMENT TRANSACTIONS . . . . . . . .           (4,907)
                                                                ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . .  $    59,570,424
                                                                ---------------
                                                                ---------------


                  See Notes to Financial Statements on Page 12

--------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                          FOR THE              FOR THE
                                                                      SIX MONTHS ENDED        YEAR ENDED
                                                                       JUNE 30, 1997+     DECEMBER 31, 1996
                                                                     ------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
     Net Investment Income . . . . . . . . . . . . . . . . . . .      $    59,575,331     $    99,083,413
     Net Realized Gain (Loss) from Investment Transactions . . .               (4,907)             41,704
                                                                      ---------------     ---------------
Net Increase in Net Assets from Operations . . . . . . . . . . .           59,570,424          99,125,117
                                                                      ---------------     ---------------
CAPITAL TRANSACTIONS
     Proceeds from Capital Invested. . . . . . . . . . . . . . .        2,907,144,436       4,756,221,475
     Value of Capital Withdrawn. . . . . . . . . . . . . . . . .       (2,423,599,312)     (4,384,850,139)
                                                                      ---------------     ---------------
Net Increase in Net Assets from Capital Transactions . . . . . .          483,545,124         371,371,336
                                                                      ---------------     ---------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . .          543,115,548         470,496,453
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . .        1,952,085,481       1,481,589,028
                                                                      ---------------     ---------------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . .     $  2,495,201,029    $  1,952,085,481
                                                                      ---------------     ---------------
                                                                      ---------------     ---------------


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected ratios and supplemental data for each of the periods indicated for the Liquid Assets Portfolio.


                                                                                                                     FOR THE PERIOD
                                                                                   FOR THE YEAR ENDED                 JUNE 7, 1993
                                                          FOR THE                      DECEMBER 31,                 (COMMENCEMENT OF
                                                     SIX MONTHS ENDED       -----------------------------------      OPERATIONS) TO
                                                      JUNE 30, 1997+        1996         1995++           1994     DECEMBER 31, 1993
                                                     ----------------       ----         ------          ------    -----------------
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted). . .        $ 2,495,201     $ 1,952,085    $ 1,481,589      $ 13,404         $ 8,137
  Ratios to Average Net Assets:
    Net Investment Income . . . . . . . . . . .              5.44%*          5.32%          7.28%*        4.28%           3.12%*
    Expenses. . . . . . . . . . . . . . . . . .              0.11%*          0.03%          0.01%*        0.10%           0.10%*
       Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses by
        Bankers Trust. . . . . . . . . . . . . . .            0.09%*          0.17%          0.28%*        0.30%           0.57%*


-------------------
+    Unaudited
++ For the periods January 1, 1995 to September 14, 1995 and December 11, 1995 to December 31, 1995 (see Note 1A).
*    Annualized


                  See Notes to Financial Statements on Page 12

--------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION

The Liquid Assets Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 ("the Act"), as amended, as an open-end management investment company. The Portfolio commenced operations on June 7, 1993, as an unincorporated trust under the laws of New York. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

On September 15, 1995, the Portfolio temporarily suspended its operations due to a withdrawal of investments by BT Investment Liquid Assets Fund. On December 11, 1995, the Portfolio resumed its operations as a result of an investment made by the Institutional Liquid Assets Fund.

B.  SECURITY VALUATION

Investments are valued at amortized cost, which has been determined by the Trustees to represent fair value of the Portfolio's investments.

C.  SECURITY TRANSACTIONS AND INTEREST INCOME

Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus all accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. OTHER

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $547,602.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $1,642,807.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.11 of 1% of the average daily net assets of the Portfolio. For the six months ended June 30, 1997, expenses of the Portfolio have been reduced by $1,003,282.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustees of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

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                                       13

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                                       14

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                                       15

BT INSTITUTIONAL FUNDS
INSTITUTIONAL LIQUID ASSETS FUND





INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105


COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022



                   -------------------------------------------------
                   For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at
                   (800) 368-4031. This report must be preceded or accompanied by a current prospectus for the Fund.
                   -------------------------------------------------


                                                                Cusip #055924864
                                                                       STA492100